SHAREHOLDERS' EQUITY (FY)	12 Months Ended
Dec. 31, 2018
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:-   SHAREHOLDERS’ EQUITY

a.	Composition of share capital:

	December 31,
	2018		2017
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary share of NIS 0.01 par value	100,000,000	24,930,736	22,007,000	549,990
Ordinary B share of NIS 0.01 par value	—	—	140,000	139,908
Ordinary C share of NIS 0.01 par value	—	—	1,130,000	—
	100,000,000	24,930,736	23,277,000	689,898

	December 31,
	2018		2017
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Series Preferred A share of NIS 0.01 par value	—	—	600,000	600,000
Series Preferred B share of NIS 0.01 par value	—	—	1,454,000	1,453,846
Series Preferred C share of NIS 0.01 par value	—	—	2,828,000	2,827,430
Series Preferred D share of NIS 0.01 par value	—	—	3,405,000	3,404,314
Series Preferred E1 share of NIS 0.01 par value	—	—	572,000	571,478
Series Preferred E2 share of NIS 0.01 par value	—	—	1,024,000	1,023,312
Series Preferred F1 share of NIS 0.01 par value	—	—	4,275,000	4,274,363
Series Preferred F2 share of NIS 0.01 par value	—	—	2,565,000	—
	—	—	16,723,000	14,154,743

b.	Rights attached to the shares:

1.	Ordinary shares:

Subject to our current AOA, the holders of ordinary shares have the right to receive notices to attend and vote in general meetings of the Company’s shareholders, and the right to share in dividends and other distributions and upon liquidation.

2.	Preferred shares:

All issued and outstanding preferred shares were converted to ordinary shares upon the IPO.